1 Operations (Details Narrative) R$ in Thousands		12 Months Ended
	Mar. 01, 2021	Dec. 31, 2020 BRL (R$) Number shares
DisclosureOfOperationsLineItems [Line Items]
Depreciated percentage		29.00%
Number of industrial plants | Number		36
Net working capital		R$ 5,800,000
Shareholders' equity | shares		(3,900,000)
Cash flow generated from operating activities		R$ 9,287,354
Events after reporting period [member] | Natural gas transport service agreement [member] | Control del gas natural [member]
DisclosureOfOperationsLineItems [Line Items]
Agreement term	15 years
US
DisclosureOfOperationsLineItems [Line Items]
Percentage of debt denomination		96.00%
Odebrecht S.A. [member]
DisclosureOfOperationsLineItems [Line Items]
Proportion of voting rights		38.32%
Proportion of ownership interest		50.11%